Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
The following table provides supplemental cash flow information (dollars in thousands):

	Three Months Ended March 31,
	2021	2020
Cash paid for interest	$—	$3,313

Significant non-cash financing and investing activities:
Increase in debt from in-kind interest	3,671	16,420
Plant, equipment, and mine development additions included in accounts payable	911	364
Plant, equipment, and mine development acquired by note payable	407	—
Vesting of restricted stock units	115	—
Accrual of deferred financing and equity issuance costs	—	382
In addition to the supplemental cash flow information shown above, Note 3 - Recapitalization Transaction provides additional details on non-cash transactions that were part of the Recapitalization Transaction, as well as information on non-cash interest charges.
Supplemental Cash Flow Information
The following table provides supplemental cash flow information (in thousands):

	Year Ended December 31,
	2020	2019
Cash paid for interest	$5,366	$10,239

Significant non-cash financing and investing activities:
Exchange of Seller's 1.5 Lien Notes for HYMC common stock	160,254	—
Exchange of Seller's 1.25 Lien Notes for Subordinated Notes	80,000	—
Exchange of Seller's 1.25 Lien Notes for HYMC common stock	48,459	—
Write-off of Seller's debt issuance costs	8,202	—
Plant, equipment, and mine development additions included in accounts payable	1,229	2,458
Private Warrants transferred to Public Warrants	581	—
Accrual of deferred financing and equity issuance costs	94	1,025
In addition to the supplemental cash flow information shown above, Note 3 - Recapitalization Transaction and Note 9 - Debt, Net provide additional details on non-cash transactions that were part of the Recapitalization Transaction, as well as information on non-cash interest charges.